Annual Total Returns [BarChart] - LVIP American Global Growth Fund - Service Class II	May 01, 2021
Bar Chart Table:
2011	(9.26%)
2012	22.11%
2013	28.69%
2014	1.87%
2015	6.57%
2016	0.24%
2017	30.99%
2018	(9.39%)
2019	34.78%
2020	29.99%